SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
Cash withdrawn from trust account		$ 311,736	$ 573,671
Maximum funds withdrawn for working capital purposes			$ 1,200,000	$ 1,000,000
Subsequent event
SUBSEQUENT EVENTS
Cash withdrawn from trust account	$ 626,329
Maximum funds withdrawn for working capital purposes	$ 1,200,000